FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2001

Investment Manager Filing this Report:

Name:      Steven Charles Capital, Ltd.
Address:   One First Federal Plaza, Suite 1500
           Rochester, NY  14614-1917

13F File Number: 28-

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 20, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:   $153,988

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     3068    88163 SH       SOLE                    88163
Abbott Laboratories            COM              002824100      293     6055 SH       SOLE                     6055
American Electric Power, Inc.  COM              025537101      213     4570 SH       SOLE                     4570
American Express Co.           COM              025816109     5445    99110 SH       SOLE                    99110
American Home Products         COM              026609107      269     4240 SH       SOLE                     4240
Amgen, Inc.                    COM              031162100     2122    33185 SH       SOLE                    33185
Applied Materials, Inc.        COM              038222105     6416   168001 SH       SOLE                   168001
AptarGroup, Inc.               COM              038336103     2484    84560 SH       SOLE                    84560
Automatic Data Processing, Inc COM              053015103      209     3300 SH       SOLE                     3300
Bank of America                COM              060505104      913    19905 SH       SOLE                    19905
Berkshire Hathaway Cl. B       COM              084670207     7224     3069 SH       SOLE                     3069
Biogen, N.V.                   COM              090597105      480     7985 SH       SOLE                     7985
Biovail Corp.                  COM              09067J109      254     6550 SH       SOLE                     6550
Bristol-Myers Squibb Co.       COM              110122108      431     5825 SH       SOLE                     5825
Cintas Corp.                   COM              172908105     1474    27723 SH       SOLE                    27723
Cisco Systems, Inc.            COM              17275R102     6441   168390 SH       SOLE                   168390
Citigroup, Inc.                COM              172967101      948    18563 SH       SOLE                    18563
Coca-Cola Co.                  COM              191216100     7492   122942 SH       SOLE                   122942
Cognex Corp.                   COM              192422103     2352   106285 SH       SOLE                   106285
Colgate-Palmolive Co.          COM              194162103      484     7500 SH       SOLE                     7500
DBase, Inc.                    COM                               0   125000 SH       SOLE                   125000
Dell Computer Corp.            COM              247025109     2911   166934 SH       SOLE                   166934
EMC Corporation                COM              268648102     3122    46950 SH       SOLE                    46950
Exxon Mobil Corp.              COM              30231G102      217     2492 SH       SOLE                     2492
Federal Home Loan Mortgage Cor COM              313400301     7802   113276 SH       SOLE                   113276
Federal National Mortgage Asso COM              313586109      831     9580 SH       SOLE                     9580
Gannett Co., Inc.              COM              364730101     1172    18582 SH       SOLE                    18582
General Electric Co.           COM              369604103     4222    88077 SH       SOLE                    88077
Gillette Co.                   COM              375766102     7186   198910 SH       SOLE                   198910
Greenpoint Financial Corp.     COM              395384100      737    18000 SH       SOLE                    18000
Harley-Davidson, Inc.          COM              412822108     2775    69820 SH       SOLE                    69820
Home Depot, Inc.               COM              437076102     1011    22123 SH       SOLE                    22123
Intel Corp.                    COM              458140100     4978   165600 SH       SOLE                   165600
International Business Machine COM              459200101      310     3648 SH       SOLE                     3648
J.P. Morgan Chase & Co., Inc.  COM              46625H100      288     6348 SH       SOLE                     6348
JDS Uniphase Corp.             COM              46612J101     2806    67310 SH       SOLE                    67310
Johnson & Johnson, Inc.        COM              478160104     5507    52417 SH       SOLE                    52417
McDonalds Corp.                COM              580135101     3976   116938 SH       SOLE                   116938
Medtronic, Inc.                COM              585055106     5912    97917 SH       SOLE                    97917
Merck & Co., Inc.              COM              589331107     6809    72722 SH       SOLE                    72722
Merrill Lynch & Co., Inc.      COM              590188108      259     3800 SH       SOLE                     3800
Microsoft Corp.                COM              594918104     2318    53446 SH       SOLE                    53446
Nokia Corp. ADS                COM              654902204     3980    91492 SH       SOLE                    91492
Oracle Systems                 COM              68389X105      462    15896 SH       SOLE                    15896
Paychex, Inc.                  COM              704326107      893    18366 SH       SOLE                    18366
Pfizer, Inc.                   COM              717081103     3254    70743 SH       SOLE                    70743
Schering-Plough Corp.          COM              806605101     2000    35250 SH       SOLE                    35250
Solectron Corp.                COM              834182107     3761   110947 SH       SOLE                   110947
Starbucks Corp.                COM              855244109     5348   120850 SH       SOLE                   120850
Symbol Technologies, Inc.      COM              871508107     4180   116098 SH       SOLE                   116098
Sysco Corp.                    COM              871829107     4271   142370 SH       SOLE                   142370
Texas Instruments, Inc.        COM              882508104      496    10475 SH       SOLE                    10475
United Parcel Service Cl. B    COM              911312106      241     4100 SH       SOLE                     4100
United Technologies Corp.      COM              913017109     5204    66185 SH       SOLE                    66185
Walt Disney Co.                COM              254687106     3195   110420 SH       SOLE                   110420
Wells Fargo & Co.              COM              949746101     1311    23540 SH       SOLE                    23540
Wrigley, (Wm.) Jr. Co.         COM              982526105     1232    12857 SH       SOLE                    12857